T. ROWE PRICE U.S. Treasury Long-Term Index Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
6.00%, 8/20/34 - 11/15/39  149 156
6.50%, 8/15/28  — —
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $157) 156
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.1%
U.S. Treasury Obligations  99.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  75,506 48,819
U.S. Treasury Bonds, 1.125%, 8/15/40  215,438 138,150
U.S. Treasury Bonds, 1.25%, 5/15/50  113,850 59,807
U.S. Treasury Bonds, 1.375%, 11/15/40  116,055 77,031
U.S. Treasury Bonds, 1.375%, 8/15/50  148,380 80,357
U.S. Treasury Bonds, 1.625%, 11/15/50  122,110 70,595
U.S. Treasury Bonds, 1.75%, 8/15/41  134,590 93,519
U.S. Treasury Bonds, 1.875%, 2/15/41  276,150 198,397
U.S. Treasury Bonds, 1.875%, 2/15/51  95,309 58,779
U.S. Treasury Bonds, 1.875%, 11/15/51  157,100 96,346
U.S. Treasury Bonds, 2.00%, 11/15/41  136,680 98,580
U.S. Treasury Bonds, 2.00%, 2/15/50  117,100 74,999
U.S. Treasury Bonds, 2.00%, 8/15/51  141,300 89,549
U.S. Treasury Bonds, 2.25%, 5/15/41  102,008 77,510
U.S. Treasury Bonds, 2.25%, 8/15/49  39,240 26,708
U.S. Treasury Bonds, 2.25%, 2/15/52  134,850 90,729
U.S. Treasury Bonds, 2.375%, 2/15/42  245,888 187,797
U.S. Treasury Bonds, 2.375%, 11/15/49  78,500 54,840
U.S. Treasury Bonds, 2.375%, 5/15/51  153,555 106,529
U.S. Treasury Bonds, 2.50%, 2/15/45  69,040 51,845
U.S. Treasury Bonds, 2.875%, 5/15/43  64,005 52,044
U.S. Treasury Bonds, 2.875%, 8/15/45  45,305 36,180
U.S. Treasury Bonds, 2.875%, 5/15/49  155,050 120,333
U.S. Treasury Bonds, 2.875%, 5/15/52  128,295 99,128
U.S. Treasury Bonds, 3.00%, 2/15/47  32,030 25,804
U.S. Treasury Bonds, 3.00%, 8/15/52  122,555 97,221
U.S. Treasury Bonds, 3.125%, 8/15/44  46,175 38,672
U.S. Treasury Bonds, 3.125%, 5/15/48  40,000 32,675
U.S. Treasury Bonds, 3.25%, 5/15/42  206,620 179,985

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.375%, 8/15/42  258,213 228,437
U.S. Treasury Bonds, 3.375%, 5/15/44  41,715 36,396
U.S. Treasury Bonds, 3.375%, 11/15/48  46,500 39,627
U.S. Treasury Bonds, 3.625%, 2/15/53  140,137 125,708
U.S. Treasury Bonds, 3.625%, 5/15/53  125,090 112,288
U.S. Treasury Bonds, 3.875%, 2/15/43  85,765 81,155
U.S. Treasury Bonds, 3.875%, 5/15/43  237,710 224,413
U.S. Treasury Bonds, 4.00%, 11/15/42  219,395 211,648
U.S. Treasury Bonds, 4.00%, 11/15/52  102,141 98,007
U.S. Treasury Bonds, 4.125%, 8/15/44  42,700 41,679
U.S. Treasury Bonds, 4.125%, 8/15/53  137,757 135,260
U.S. Treasury Bonds, 4.25%, 2/15/54  200,355 201,169
U.S. Treasury Bonds, 4.375%, 8/15/43  91,748 92,651
U.S. Treasury Bonds, 4.50%, 2/15/44  360,240 369,246
U.S. Treasury Bonds, 4.625%, 5/15/44  148,720 154,901
U.S. Treasury Bonds, 4.625%, 5/15/54 (1) 250,125 267,399
U.S. Treasury Bonds, 4.75%, 11/15/43  114,085 120,930
U.S. Treasury Bonds, 4.75%, 11/15/53  140,600 153,166
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,803,536) 5,157,008
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Treasury Reserve Fund, 5.34% (2)(3) 59,552 59,552
Total Short-Term Investments (Cost $59,552) 59,552
Total Investments in Securities  100.2%
(Cost $5,863,245) $ 5,216,716
Other Assets Less Liabilities (0.2)% (9,214)
Net Assets 100.0% $ 5,207,502
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 659 U.S. Treasury Notes five year contracts 12/24 72,094 $ (212)
Long, 810 Ultra U.S. Treasury Bonds contracts 12/24 106,869 (1,245)
Short, 706 Ultra U.S. Treasury Notes ten year
contracts 12/24 (82,911) 650
Net payments (receipts) of variation margin to date 53
Variation margin receivable (payable) on open futures contracts $ (754)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.34% — — 404
Totals $ —# $ — $ 404+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ —  ¤  ¤ $ —
T. Rowe Price Treasury
Reserve Fund, 5.34% 119,755  ¤  ¤ 59,552
Total $ 59,552^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $404 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,552.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Long-Term Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,157,164 $ — $ 5,157,164
Short-Term Investments 59,552 — — 59,552
Total Securities 59,552 5,157,164 — 5,216,716
Futures Contracts* 650 — — 650
Total $ 60,202 $ 5,157,164 $ — $ 5,217,366
Liabilities
Futures Contracts* $ 1,457 $ — $ — $ 1,457
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F67-054Q1 08/24